Short-Term Borrowings (Details) - CNY (¥) ¥ in Thousands	Oct. 31, 2022	Dec. 31, 2021	May 31, 2021	Feb. 28, 2021
China Construction Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Line of credit				¥ 519
Two Tranches [Member]
Short-Term Borrowings (Details) [Line Items]
Loans amount		¥ 500	¥ 500
Two Tranches [Member] | Xiamen International Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loans amount	¥ 790
Annual interest rate percentage	3.95%	4.25%	4.25%